BUSINESS ACQUISITIONS - Acquisitions of subsidiaries under common control (Details) - Sistema Capital ₽ in Millions	1 Months Ended
Sep. 30, 2021 RUB (₽)
BUSINESS ACQUISITIONS
Consideration paid	₽ 3,500
Consideration paid net of cash acquired	3,474
Cash acquired	26
Assets acquired other than cash	1,185
Liabilities assumed	₽ 90
Ownership interest acquired (as a percentage)	70.00%